ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE

NOTE 15 - ACCOUNTS PAYABLE

These are obligations related to the purchase of raw materials, inputs and contracting of service providers for short-term payments.

SUPPLIERS

			Change
	12/31/2025	12/31/2024	$	%

Domestic supplier	4,599,263	3,458,792	1,140,471	33%
	4,599,263	3,458,792	1,140,471	33%

	12/31/2025	12/31/2024
Domestic supplier	-	-
Past due 01-90 days	63,553	101,319,39
Past due 91-180 days	73,312	729,746,00
Past due 181-360 days	117,993	482,003,00
Past due 360 days	4,344,405	2,145,724,00
Total	4,599,263	3,458,792,39

These are the amounts payable to our raw material suppliers and service provider.

Domestic supplier	Main	Fees	12/31/2025
Santa Efigenia Agropecuaria Ltda	453,060	103,694	556,754
Agrosalto	285,357	65,311	350,667
Vieno Comércio de Cereais Ltda	260,251	59,565	319,816
Jota Alimentos Ltda	228,132	52,213	280,345
Unilever Brasil Ltda	212,122	48,549	260,672
Pontarollo Comércio de Cereais Ltda	202,130	46,262	248,393
Safras Comercio de Cereais Ltda	149,316	34,175	183,491
Jota Alimentos Ltda - Arrendamento	82,571	18,898	101,469
NEXP Representação Negócios e Participações Eireli	56,767	12,993	69,760
4 PS Promoções e Eventos Ltda	50,064	11,458	61,523
Fernandes Comércio de Cereais e Transportes Eireli	45,164	10,337	55,501
Peacook Alimentos Ltda,	43,478	9,951	53,427
A,M,J Tatui Comercio Atacadista de Cereais Ltda,	42,109	9,638	51,746
Others	1,161,324	696,762	2,005,699
Total	3,271,845	1,179,806	4,599,263

Domestic supplier	Main	Interest	12/31/2024
Santa Efigenia Agropecuaria Ltda	453,061	43,388	496,449
Agrosalto	285,357	27,328	312,684
Vieno Comércio de Cereais Ltda	260,252	24,923	285,175
Jota Alimentos Ltda	228,132	21,847	249,979
Unilever Brasil Ltda	212,123	20,314	232,437
Pontarollo Comércio de Cereais Ltda	202,131	19,357	221,488
Safras Comercio de Cereais Ltda	149,316	14,300	163,616
Jota Alimentos Ltda - Arrendamento	82,570	7,908	90,478
NEXP Representação Negócios e Participações Eireli	56,768	5,436	62,204
4 PS Promoções e Eventos Ltda	50,064	4,795	54,859
Fernandes Comércio de Cereais e Transportes Eireli	45,164	4,325	49,489
Peacook Alimentos Ltda,	43,476	4,164	47,640
A,M,J Tatui Comercio Atacadista de Cereais Ltda,	42,109	4,033	46,142
Others	1,002,516	143,637	1,146,153
Total	3,113,037	345,755	3,458,792